Options and Warrants (Details) - USD ($)								1 Months Ended					12 Months Ended
	Apr. 01, 2022	Jan. 21, 2022	Nov. 03, 2021	Nov. 01, 2021	Oct. 05, 2021	Oct. 05, 2021	Feb. 15, 2021	Mar. 31, 2022	Oct. 21, 2021	Feb. 25, 2021	Feb. 25, 2021	Dec. 31, 2020	Jan. 31, 2022	May 10, 2022	Apr. 30, 2022
Options and Warrants (Details) [Line Items]
Public warrants						1,056,000
Warrants Services													125,000
Shares issue				350,000									10,000		50,183
Warrants Debt holder													72,200
Issuance of warrants issued						158,400	12,500			81,396	5,602
Exercise price per share (in Dollars per share)	$ 7.5				$ 7.5	$ 7.5			$ 4.9
Expiration years	3 years			3 years		5 years			3 years				1 year 6 months
Remaining warrants outstanding					158,400	158,400							36,100
Underwriters warrants issued								22,058					22,058
Warrant for services									125,000
Warrants issued to debtholders					72,200
Warrants vest exercise price (in Dollars per share)					$ 6.25	$ 6.25
Warrants vest exercise price (in Dollars per share)													$ 6.25
Deemed dividend amount (in Dollars)													$ 196,589
Fair value of warrants (in Dollars)													$ 365,000
Dividend rate percentage													0.00%
Expected term													1 year 6 months
Volatility rate													136.19%
Risk-free rate													0.10%
Common stock reserved			350,000
Remain shares													186,500
Purchase shares option		163,500
Options service amount (in Dollars)													$ 532,832
Dividend rate													0.00%
Valuation model volatility rate													162.69%
Valuation model risk-free rate													1.01%
Shares issuance under plan			350,000											24,500
Remaining shares															186,500
Public Warrants [Member]
Options and Warrants (Details) [Line Items]
Public warrants													1,056,000
Remaining warrants outstanding													822,004
Underwriters [Member]
Options and Warrants (Details) [Line Items]
Public warrants													105,600
Over-Allotment Option [Member]
Options and Warrants (Details) [Line Items]
Public warrants													158,400
Warrant [Member]
Options and Warrants (Details) [Line Items]
Underwriters warrants issued						105,600
Chief Financial Officer [Member]
Options and Warrants (Details) [Line Items]
Shares issue													75,000		75,000
Executive Officers [Member]
Options and Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 4.85
Directors [Member]
Options and Warrants (Details) [Line Items]
Issuance of warrants issued												78,500
Exercise price per share (in Dollars per share)		$ 5.34
Stock Option Plan [Member]
Options and Warrants (Details) [Line Items]
Shares issue				350,000